Pay vs Performance Disclosure	12 Months Ended					60 Months Ended
	Dec. 31, 2025 USD ($) $ / shares	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2025
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance table
Year(1)	Summary Compensation Table Total for First PEO ($)	Summary Compensation Table Total for Second PEO ($)	Compensation Actually Paid to First PEO(2) ($)	Compensation Actually Paid to Second PEO(2) ($)	Average Summary Compensation Table Total for non-PEO NEOs ($)	Average Compensation Actually Paid to non-PEO NEOs(2) ($)	Value of Initial Fixed $100 Investment Based On:		Net Income ($MMs)(4)	Adjusted EPS(5) ($)
							Total Shareholder Return ($)	Peer Group Total Shareholder Return(3) ($)
(a)	(b)	(b)	(c)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2025	24,192,607	N/A	37,973,057	N/A	10,922,161	13,003,018	118.24	146.25	5,332	3.71
2024	21,138,476	N/A	35,196,570	N/A	9,028,721	13,245,654	102.40	127.56	5,698	3.43
2023	20,591,124	N/A	7,211,720	N/A	8,470,154	3,917,791	84.27	107.30	6,282	3.17
2022	40,406,018	17,414,329	34,410,149	18,918,020	7,394,893	7,426,310	112.81	117.64	3,246	2.90
2021	25,335,936	N/A	55,348,220	N/A	13,316,860	19,729,777	123.39	117.66	2,827	2.55
(1)
During 2023, 2024 and 2025, our PEO was Mr. Ketchum. During 2022, our PEOs were James L. Robo (first PEO) and Mr. Ketchum (second PEO). During 2021, our PEO was Mr. Robo. During 2025, our non-PEO NEOs consisted of Messrs. Dunne, Bolster, Pimentel, Sieving, and Crews and Mrs. Kujawa. During 2024, our non-PEO NEOs consisted of Messrs. Bolster, Pimentel, Sieving and Crews and Mrs. Kujawa. During 2023, our non-PEO NEOs consisted of Messrs. Crews, Pimentel and Sieving and Mrs. Kujawa. During 2022, our non-PEO NEOs consisted of Messrs. Crews, Silagy, and Sieving, Mrs. Kujawa, and Ms. Caplan. During 2021, our non-PEO NEOs consisted of Messrs. Ketchum, Silagy and Sieving and Mrs. Kujawa.

(2)
The following table sets forth the adjustments made during each year represented in the PVP Table to arrive at “compensation actually paid” during each year:

PEO and average non-PEO NEOs summary compensation table total to compensation actually paid reconciliation
Year	Executive(s)	Summary Compensation Table Total ($)	Deduct Option and Stock Awards Granted in Fiscal Year ($)	Add Fair Value at Fiscal Year-End of Unvested Option and Stock Awards Granted in Fiscal Year ($)	Add Change in FAIR Value of Unvested Option and Stock Awards Granted in Prior Fiscal Year ($)	Add Change in FAIR Value of Option and Stock Awards Vested in Fiscal Year ($)	Deduct Fair Value of Option and Stock Awards Forfeited in Fiscal Year ($)	Deduct Change in Pension Value and Non-qualified Deferred Compensation Earnings Column of the SCT ($)	Add Pension Service Cost ($)	Add Dividends Paid on Unvested Shares in Fiscal Year ($)	Compensation Actually Paid ($)(i)
2025	PEO	24,192,607	(15,973,646)	22,997,410	6,242,357	1,069,874	—	(977,535)	398,360	23,630	37,973,057
	Other NEOs	10,922,161	(5,484,385)	6,288,613	1,096,967	297,534	—	(288,490)	111,522	59,094	13,003,018
2024	PEO	21,138,476	(13,653,936)	21,000,411	4,342,552	2,757,825	—	(918,853)	398,679	131,415	35,196,570
	Other NEOs	9,028,721	(5,662,109)	8,091,328	1,390,629	521,089	—	(313,148)	124,312	64,832	13,245,654
2023	PEO	20,591,124	(13,168,902)	9,993,852	(7,479,727)	(2,338,619)	—	(811,026)	352,471	72,547	7,211,720
	Other NEOs	8,470,154	(5,804,360)	4,172,741	(2,166,093)	(625,020)	—	(288,148)	120,554	37,962	3,917,791
2022	First PEO	40,406,018	(13,094,677)	18,259,934	(1,507,964)	(9,326,246)	—	(1,000,479)	597,194	76,368	34,410,149
	Second PEO	17,414,329	(10,623,931)	15,168,274	(1,053,175)	(1,857,707)	—	(475,209)	292,699	52,740	18,918,020
	Other NEOs	7,394,893	(4,332,201)	6,010,715	(554,750)	(1,002,574)	—	(305,362)	185,918	29,670	7,426,310
2021	PEO	25,335,936	(17,391,104)	23,190,233	14,918,520	9,630,919	—	(1,023,668)	598,193	89,191	55,348,220
	Other NEOs	13,316,860	(9,961,104)	12,160,788	2,529,143	1,788,740	—	(375,214)	238,766	31,799	19,729,777
(i)
Reflects the value of equity calculated in accordance with the SEC methodology for determining compensation actually paid, dividends paid in cash, and pension service cost for each year shown. The fair value of performance share awards was determined using the Monte-Carlo simulation process and the fair value of stock options was determined using the Black-Scholes pricing model. Compensation actually paid does not represent annual compensation realized.

(3)
In connection with Mrs. Kujawa’s retirement in 2025, certain outstanding equity awards were modified in accordance with the terms of the applicable award agreements to provide for continued full vesting upon retirement eligibility and were remeasured pursuant to Financial Accounting Standards Board Accounting Standards Codification Topic 718 (“ASC 718”). The incremental fair value attributable to the modification was $16,061,142, which is reflected in the Summary Compensation Table for fiscal year 2025. For purposes of Compensation Actually Paid (“CAP”) under Item 402(v) of Regulation S-K, the Pay Versus Performance table reflects the year-over-year change in fair value of outstanding awards from the prior fiscal year-end to the current fiscal year-end. For fiscal year 2025, this change was $3,930,593. This amount differs from the incremental fair value recognized for accounting purposes because CAP reflects the net change in fair value at fiscal year-end, inclusive of the impact of the modification.
(4)
TSR is determined based on the value of an initial fixed investment of $100 and reflects reinvestment of dividends. The TSR peer group consists of the S&P 500 Utilities Index constituents at the beginning of the period.

(5)
Net income excludes net income attributable to non-controlling interests.
(6)
See Appendix A for a reconciliation of adjusted EPS to the most directly comparable GAAP financial measure.
Over the last five years, the Company has delivered strong financial and operational performance. While our total shareholder return trailed the S&P 500 Utilities Index over this period (an investment of $100 in NextEra Energy stock at the beginning of 2021 would have grown to $118.24 at year-end 2025, compared to $146.25 for the index) our underlying financial performance remained solid. Net income increased 19.3% in 2021, 14.8% in 2022 and 93.5% in 2023. While net income was not as favorable in 2024 and 2025, overall net income increased 88.6% during the 5-year period from 2021 to 2025. Adjusted EPS grew 10.4% in 2021, 13.7% in 2022, 9.3% in 2023 and 8.2% in both 2024 and 2025.
Our Company maintains a pay for performance philosophy and the majority of compensation is performance-based as further described in our Compensation Discussion & Analysis.
The higher values for compensation actually paid in 2021, 2024 and 2025 for our PEOs and non-PEO NEOs aligns with strong TSR, net income and adjusted EPS results over the same period. In 2022 and 2023, we continued to deliver outstanding net income and adjusted EPS performance, but the stock price declines in 2022 and 2023 caused our compensation actually paid to decrease notably compared to 2021.

Company Selected Measure Name	Adjusted EPS
Named Executive Officers, Footnote
(1)
During 2023, 2024 and 2025, our PEO was Mr. Ketchum. During 2022, our PEOs were James L. Robo (first PEO) and Mr. Ketchum (second PEO). During 2021, our PEO was Mr. Robo. During 2025, our non-PEO NEOs consisted of Messrs. Dunne, Bolster, Pimentel, Sieving, and Crews and Mrs. Kujawa. During 2024, our non-PEO NEOs consisted of Messrs. Bolster, Pimentel, Sieving and Crews and Mrs. Kujawa. During 2023, our non-PEO NEOs consisted of Messrs. Crews, Pimentel and Sieving and Mrs. Kujawa. During 2022, our non-PEO NEOs consisted of Messrs. Crews, Silagy, and Sieving, Mrs. Kujawa, and Ms. Caplan. During 2021, our non-PEO NEOs consisted of Messrs. Ketchum, Silagy and Sieving and Mrs. Kujawa.

Peer Group Issuers, Footnote
(4)
TSR is determined based on the value of an initial fixed investment of $100 and reflects reinvestment of dividends. The TSR peer group consists of the S&P 500 Utilities Index constituents at the beginning of the period.

Adjustment To PEO Compensation, Footnote
(2)
The following table sets forth the adjustments made during each year represented in the PVP Table to arrive at “compensation actually paid” during each year:

PEO and average non-PEO NEOs summary compensation table total to compensation actually paid reconciliation
Year	Executive(s)	Summary Compensation Table Total ($)	Deduct Option and Stock Awards Granted in Fiscal Year ($)	Add Fair Value at Fiscal Year-End of Unvested Option and Stock Awards Granted in Fiscal Year ($)	Add Change in FAIR Value of Unvested Option and Stock Awards Granted in Prior Fiscal Year ($)	Add Change in FAIR Value of Option and Stock Awards Vested in Fiscal Year ($)	Deduct Fair Value of Option and Stock Awards Forfeited in Fiscal Year ($)	Deduct Change in Pension Value and Non-qualified Deferred Compensation Earnings Column of the SCT ($)	Add Pension Service Cost ($)	Add Dividends Paid on Unvested Shares in Fiscal Year ($)	Compensation Actually Paid ($)(i)
2025	PEO	24,192,607	(15,973,646)	22,997,410	6,242,357	1,069,874	—	(977,535)	398,360	23,630	37,973,057
	Other NEOs	10,922,161	(5,484,385)	6,288,613	1,096,967	297,534	—	(288,490)	111,522	59,094	13,003,018
2024	PEO	21,138,476	(13,653,936)	21,000,411	4,342,552	2,757,825	—	(918,853)	398,679	131,415	35,196,570
	Other NEOs	9,028,721	(5,662,109)	8,091,328	1,390,629	521,089	—	(313,148)	124,312	64,832	13,245,654
2023	PEO	20,591,124	(13,168,902)	9,993,852	(7,479,727)	(2,338,619)	—	(811,026)	352,471	72,547	7,211,720
	Other NEOs	8,470,154	(5,804,360)	4,172,741	(2,166,093)	(625,020)	—	(288,148)	120,554	37,962	3,917,791
2022	First PEO	40,406,018	(13,094,677)	18,259,934	(1,507,964)	(9,326,246)	—	(1,000,479)	597,194	76,368	34,410,149
	Second PEO	17,414,329	(10,623,931)	15,168,274	(1,053,175)	(1,857,707)	—	(475,209)	292,699	52,740	18,918,020
	Other NEOs	7,394,893	(4,332,201)	6,010,715	(554,750)	(1,002,574)	—	(305,362)	185,918	29,670	7,426,310
2021	PEO	25,335,936	(17,391,104)	23,190,233	14,918,520	9,630,919	—	(1,023,668)	598,193	89,191	55,348,220
	Other NEOs	13,316,860	(9,961,104)	12,160,788	2,529,143	1,788,740	—	(375,214)	238,766	31,799	19,729,777
(i)
Reflects the value of equity calculated in accordance with the SEC methodology for determining compensation actually paid, dividends paid in cash, and pension service cost for each year shown. The fair value of performance share awards was determined using the Monte-Carlo simulation process and the fair value of stock options was determined using the Black-Scholes pricing model. Compensation actually paid does not represent annual compensation realized.

Non-PEO NEO Average Total Compensation Amount	$ 10,922,161	$ 9,028,721	$ 8,470,154	$ 7,394,893	$ 13,316,860
Non-PEO NEO Average Compensation Actually Paid Amount	$ 13,003,018	13,245,654	3,917,791	7,426,310	19,729,777
Adjustment to Non-PEO NEO Compensation Footnote
(2)
The following table sets forth the adjustments made during each year represented in the PVP Table to arrive at “compensation actually paid” during each year:

PEO and average non-PEO NEOs summary compensation table total to compensation actually paid reconciliation
Year	Executive(s)	Summary Compensation Table Total ($)	Deduct Option and Stock Awards Granted in Fiscal Year ($)	Add Fair Value at Fiscal Year-End of Unvested Option and Stock Awards Granted in Fiscal Year ($)	Add Change in FAIR Value of Unvested Option and Stock Awards Granted in Prior Fiscal Year ($)	Add Change in FAIR Value of Option and Stock Awards Vested in Fiscal Year ($)	Deduct Fair Value of Option and Stock Awards Forfeited in Fiscal Year ($)	Deduct Change in Pension Value and Non-qualified Deferred Compensation Earnings Column of the SCT ($)	Add Pension Service Cost ($)	Add Dividends Paid on Unvested Shares in Fiscal Year ($)	Compensation Actually Paid ($)(i)
2025	PEO	24,192,607	(15,973,646)	22,997,410	6,242,357	1,069,874	—	(977,535)	398,360	23,630	37,973,057
	Other NEOs	10,922,161	(5,484,385)	6,288,613	1,096,967	297,534	—	(288,490)	111,522	59,094	13,003,018
2024	PEO	21,138,476	(13,653,936)	21,000,411	4,342,552	2,757,825	—	(918,853)	398,679	131,415	35,196,570
	Other NEOs	9,028,721	(5,662,109)	8,091,328	1,390,629	521,089	—	(313,148)	124,312	64,832	13,245,654
2023	PEO	20,591,124	(13,168,902)	9,993,852	(7,479,727)	(2,338,619)	—	(811,026)	352,471	72,547	7,211,720
	Other NEOs	8,470,154	(5,804,360)	4,172,741	(2,166,093)	(625,020)	—	(288,148)	120,554	37,962	3,917,791
2022	First PEO	40,406,018	(13,094,677)	18,259,934	(1,507,964)	(9,326,246)	—	(1,000,479)	597,194	76,368	34,410,149
	Second PEO	17,414,329	(10,623,931)	15,168,274	(1,053,175)	(1,857,707)	—	(475,209)	292,699	52,740	18,918,020
	Other NEOs	7,394,893	(4,332,201)	6,010,715	(554,750)	(1,002,574)	—	(305,362)	185,918	29,670	7,426,310
2021	PEO	25,335,936	(17,391,104)	23,190,233	14,918,520	9,630,919	—	(1,023,668)	598,193	89,191	55,348,220
	Other NEOs	13,316,860	(9,961,104)	12,160,788	2,529,143	1,788,740	—	(375,214)	238,766	31,799	19,729,777
(i)
Reflects the value of equity calculated in accordance with the SEC methodology for determining compensation actually paid, dividends paid in cash, and pension service cost for each year shown. The fair value of performance share awards was determined using the Monte-Carlo simulation process and the fair value of stock options was determined using the Black-Scholes pricing model. Compensation actually paid does not represent annual compensation realized.

Compensation Actually Paid vs. Total Shareholder Return	the relationship between CAP and our TSR;
Compensation Actually Paid vs. Net Income	the relationship between CAP and our Net Income; and
Compensation Actually Paid vs. Company Selected Measure
the relationship between CAP and the Company’s Adjusted EPS for each year, which is our Company Selected Measure (“CSM”). The CSM represents, in our assessment, the most important financial performance measure used to link CAP to Company performance.

Total Shareholder Return Vs Peer Group	the relationship between our cumulative TSR and the TSR of the S&P 500 Utilities Index (“Peer Group TSR”);
Tabular List, Table
Tabular list of most important measures to determine 2025 compensation actually paid
The list below represents the financial performance measures that the Company considers to have been the most important in linking CAP to our PEO and non-PEO NEOs for 2025 to Company performance. The measures are not ranked. Descriptions of these measures, and the manner in which these measures determine the amounts of incentive compensation paid to our NEOs, is described in our Compensation Discussion & Analysis within the sections titled “2025 Annual Performance-Based Incentive Compensation” and “2025 Long-Term Performance-Based Equity Compensation.”
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Adjusted EPS
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Adjusted ROE
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Adjusted Earnings

Total Shareholder Return Amount	$ 118.24	102.4	84.27	112.81	123.39
Peer Group Total Shareholder Return Amount	146.25	127.56	107.3	117.64	117.66
Net Income (Loss)	$ 5,332,000,000	$ 5,698,000,000	$ 6,282,000,000	$ 3,246,000,000	$ 2,827,000,000
Company Selected Measure Amount | $ / shares	3.71	3.43	3.17	2.9	2.55
PEO Name	Mr. Ketchum
Share-Based Payment Arrangement, Plan Modification, Incremental Cost	$ 16,061,142
Compensation Actually Paid Share Based Compensation Fair Value Adjustment Amount	$ 3,930,593
Percentage Of Income Growth			93.50%	14.80%	19.30%	88.60%
Percentage Of Adjusted EPS Growth	8.20%	8.20%	9.30%	13.70%	10.40%
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EPS
Non-GAAP Measure Description	(6) See Appendix A for a reconciliation of adjusted EPS to the most directly comparable GAAP financial measure.
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted ROE
Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted Earnings
John W. Ketchum [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 24,192,607	$ 21,138,476	$ 20,591,124	$ 40,406,018	$ 25,335,936
PEO Actually Paid Compensation Amount	37,973,057	35,196,570	7,211,720	34,410,149	55,348,220
James Robo [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount				17,414,329
PEO Actually Paid Compensation Amount				18,918,020
PEO | John W. Ketchum [Member] | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	398,360	398,679	352,471	597,194	598,193
PEO | John W. Ketchum [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(15,973,646)	(13,653,936)	(13,168,902)	(13,094,677)	(17,391,104)
PEO | John W. Ketchum [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	22,997,410	21,000,411	9,993,852	18,259,934	23,190,233
PEO | John W. Ketchum [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,242,357	4,342,552	(7,479,727)	(1,507,964)	14,918,520
PEO | John W. Ketchum [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	23,630	131,415	72,547	76,368	89,191
PEO | John W. Ketchum [Member] | ADD CHANGE IN FAIR VALUE OF OPTION AND STOCK AWARDS VESTED IN FISCAL YEAR
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,069,874	2,757,825	(2,338,619)	(9,326,246)	9,630,919
PEO | John W. Ketchum [Member] | DEDUCT FAIR VALUE OF OPTION AND STOCK AWARDS FORFEITED IN FISCAL YEAR
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | John W. Ketchum [Member] | DEDUCT CHANGE IN PENSION VALUE AND NONQUALIFIED DEFERRED COMPENSATION EARNINGS COLUMN OF THE SCT
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(977,535)	(918,853)	(811,026)	(1,000,479)	(1,023,668)
PEO | James Robo [Member] | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				292,699
PEO | James Robo [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(10,623,931)
PEO | James Robo [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				15,168,274
PEO | James Robo [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(1,053,175)
PEO | James Robo [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				52,740
PEO | James Robo [Member] | ADD CHANGE IN FAIR VALUE OF OPTION AND STOCK AWARDS VESTED IN FISCAL YEAR
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(1,857,707)
PEO | James Robo [Member] | DEDUCT FAIR VALUE OF OPTION AND STOCK AWARDS FORFEITED IN FISCAL YEAR
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | James Robo [Member] | DEDUCT CHANGE IN PENSION VALUE AND NONQUALIFIED DEFERRED COMPENSATION EARNINGS COLUMN OF THE SCT
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(475,209)
Non-PEO NEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	111,522	124,312	120,554	185,918	238,766
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,484,385)	(5,662,109)	(5,804,360)	(4,332,201)	(9,961,104)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,288,613	8,091,328	4,172,741	6,010,715	12,160,788
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,096,967	1,390,629	(2,166,093)	(554,750)	2,529,143
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	59,094	64,832	37,962	29,670	31,799
Non-PEO NEO | ADD CHANGE IN FAIR VALUE OF OPTION AND STOCK AWARDS VESTED IN FISCAL YEAR
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	297,534	521,089	(625,020)	(1,002,574)	1,788,740
Non-PEO NEO | DEDUCT FAIR VALUE OF OPTION AND STOCK AWARDS FORFEITED IN FISCAL YEAR
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | DEDUCT CHANGE IN PENSION VALUE AND NONQUALIFIED DEFERRED COMPENSATION EARNINGS COLUMN OF THE SCT
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (288,490)	$ (313,148)	$ (288,148)	$ (305,362)	$ (375,214)